Segment Information (Schedule Of Lease Revenue By Segment) (Details) (Geographic Concentration Risk [Member], Total Lease Revenue [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Of America [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	12.10%	8.80%	8.40%
Russia [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	9.40%	10.30%	11.30%
Germany [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	9.00%	9.30%	12.00%